Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	GIGACLOUD TECHNOLOGY INC
Amendment Flag	false
Entity Central Index Key	0001857816
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41454
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit A, 12/F, Shun Ho Tower
Entity Address, Address Line Two	24-30 Ice House Street
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Class A ordinary shares, par value $0.05 per share
Trading Symbol	GCT
Security Exchange Name	NASDAQ
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Postal Zip Code	24-30
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG Huazhen LLP
Auditor Location	Shanghai, People’s Republic of China
Auditor Firm ID	1186
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Larry Lei Wu
Entity Address, Address Line One	Unit A, 12/F, Shun Ho Tower
Entity Address, Address Line Two	24-30 Ice House Street
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	24-30
City Area Code	852
Local Phone Number	2369-8219
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	31,357,814
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	9,326,732